Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Revenue:
Product revenues	$ 4,012		$ 0
Licensing and other fees (note 15)	499		463
Research collaborative fees (note 15)	0		326
Revenues	4,511		789
Cost of goods sold	936		0
Gross Profit	3,575		789
Expenses:
Research and development	476		6,017
Selling, general and administration	16,446		9,463
Acquisition costs (note 4)	1,494		0
Restructuring (note 18)	1,207		10,040
Amortization (notes 8 and 9)	649		1,229
Operating Expenses	20,272		26,749
Operating loss	(16,697)		(25,960)
Other income (expenses):
Interest expense	(87)		(4,268)
Gain on settlement of debt (note 11)	20,834		11,218
Other income	633		650
Foreign exchange gain	192		45
Nonoperating Income (Expense)	21,572		7,645
Income (loss) before income taxes	4,875		(18,315)
Provision for income taxes	102		0
Net income (loss)	4,773		(18,315)
Other comprehensive loss:
Foreign currency translation adjustments	227		0
Comprehensive income (loss)	$ 4,546		$ (18,315)
Income (loss) per common share (note 13)
Basic	$ 0.37	[1]	$ (1.49)	[1]
Diluted	$ 0.37	[1]	$ (1.49)	[1]
Weighted average common shares outstanding
Basic	12,769,844	[1]	12,254,546	[1]
Diluted	12,934,856	[1]	12,254,546	[1]

[1]	Basic and diluted income (loss) per common share is based on the weighted average number of common shares outstanding during the year, which has been adjusted retroactively to reflect the effects of the one-for-five share consolidation (note 12(e)).